Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Intangible Assets Details Narrative
Amortization expense	$ 277	$ 271	$ 288